STOCK-BASED COMPENSATION - Exercisable stock options (Details) - Stock options shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
STOCK-BASED COMPENSATION
Options outstanding | shares	6,741
Weighted Average Remaining Contractual Term	7 years 9 months 18 days
Weighted Average Exercise Price	$ 10.67
Exercisable, Number of options | shares	1,340
Exercisable, Weighted Average Exercise Price	$ 1.79
Exercise Price $1.79 - $1.79
STOCK-BASED COMPENSATION
Lower range limit	1.79
Upper range limit	$ 1.79
Options outstanding | shares	1,787
Weighted Average Remaining Contractual Term	4 years 4 months 24 days
Weighted Average Exercise Price	$ 1.79
Exercisable, Number of options | shares	1,340
Exercisable, Weighted Average Exercise Price	$ 1.79
Exercise Price $4.11 - $5.69
STOCK-BASED COMPENSATION
Lower range limit	4.11
Upper range limit	$ 5.69
Options outstanding | shares	1,758
Weighted Average Remaining Contractual Term	9 years 7 months 6 days
Weighted Average Exercise Price	$ 5.37
Exercise Price $5.85 - $11.41
STOCK-BASED COMPENSATION
Lower range limit	5.85
Upper range limit	$ 11.41
Options outstanding | shares	1,475
Weighted Average Remaining Contractual Term	9 years 2 months 12 days
Weighted Average Exercise Price	$ 9.51
Exercise Price $16.22 - $16.22
STOCK-BASED COMPENSATION
Lower range limit	16.22
Upper range limit	$ 16.22
Options outstanding | shares	78
Weighted Average Remaining Contractual Term	9 years 2 months 12 days
Weighted Average Exercise Price	$ 16.22
Exercise Price $26.77 - $26.77
STOCK-BASED COMPENSATION
Lower range limit	26.77
Upper range limit	$ 26.77
Options outstanding | shares	1,643
Weighted Average Remaining Contractual Term	8 years 3 months 18 days
Weighted Average Exercise Price	$ 26.77